Share-based Compensation - Share option activities (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Number of Options, Outstanding, Beginning Balance	44,445,135	46,117,530	50,267,007
Number of Options, Granted	7,255,000	9,991,964	8,020,000
Number of Options, Forfeited and expired	(7,319,500)	(10,005,413)	(8,379,197)
Number of Options, Exercised	(5,091,696)	(1,658,946)	(3,790,280)
Number of Options, Outstanding, Ending Balance	39,288,939	44,445,135	46,117,530	50,267,007
Number of Options, Exercisable	20,643,961
Number of Options, Vested and expected to vest	29,411,110
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.43	$ 0.81	$ 0.79
Weighted Average Exercise Price, Granted	0.42	0.47	0.92
Weighted Average Exercise Price, Forfeited and expired	0.50	0.94	1.03
Weighted Average Exercise Price, Exercised	0.37	0.22	0.36
Weighted Average Exercise Price, Outstanding, Ending Balance	0.42	$ 0.43	$ 0.81	$ 0.79
Weighted Average Exercise Price, Exercisable	0.39
Weighted Average Exercise Price, Vested and expected to vest	$ 0.41
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	6 years 8 months 12 days	7 years 1 month 6 days	7 years 6 months	8 years 2 months 12 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 1 month 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 1.8	$ 7.6	$ 17.6
Aggregate Intrinsic Value, Exercised	2.1	0.4	1.5
Aggregate Intrinsic Value, Outstanding, Ending Balance	15.3	$ 1.8	$ 7.6	$ 17.6
Aggregate Intrinsic Value, Exercisable	8.7
Aggregate Intrinsic Value, Vested and expected to vest	$ 11.8